Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended
	Jan. 19, 2021	Jul. 10, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 23, 2020
Payments of Stock Issuance Costs			$ 13,800,000	$ 13,800,000
Due to related party		$ 1,400,894	1,755	17,703
Repayments of Related Party Debt			17,703	1,383,191
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Convertible Debt			1,000,000	$ 0
Amortization of Debt Discount (Premium)			$ 1,000,000
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction			69,000,000	69,000,000
IPO [Member] | Sponsor [Member]
Due to related party			$ 1,400,894
Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000
Debt Conversion, Converted Instrument, Amount	2,000,000
Founder Shares [Member]
Payments of Stock Issuance Costs		25,000
Number of shares transferred					75,000
Stock issued during period subject to forfeiture					2,250,000
Percent of stock convertible					20.00%
Stock issued during period not subject to forfeiture					2,250,000
Stock price threshold limit					$ 12.00
Promissory Note [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 300,000
Working Capital Loans [Member]
Convertible Debt	$ 2,000,000			$ 2,000,000
Warrant issue price	$ 1.00			$ 1.00
Long-term Debt, Gross				$ 0
Convertible Promissory Note [Member]
Convertible Debt			2,000,000
Debt Conversion, Converted Instrument, Amount			2,000,000
Amortization of Debt Discount (Premium)			$ 1,000,000
Common Class B [Member] | Founder Shares [Member]
Sale of Stock, Number of Shares Issued in Transaction		17,250,000